1

STATEMENT OF INVESTMENTS September 30, 2021 (Unaudited)
General American Investors

	Shares	COMMON STOCKS		Value (Note 1a)
Communication Services (13.8%)	Media and Entertainment (11.4%)
	26,500	Alphabet Inc. (a)		$70,630,715
	802,225	Angi Inc. (a)		9,899,456
	50,500	Facebook, Inc. - Class A (a)		17,139,195
	102,768	Liberty Broadband Corporation - Series C (a)		17,748,034
	91,478	The Walt Disney Company (a)		15,475,333
	133,000	World Wrestling Entertainment, Inc. - Class A		7,482,580
			(Cost $62,338,195)	138,375,313
	Telecommunication Services (2.4%)
	227,950	T-Mobile US, Inc. (a)	(Cost $26,095,438)	29,122,892
			(Cost $88,433,633)	167,498,205

Consumer Discretionary (12.3%)	Automobiles and Components (0.2%)
	63,575	CDK Global, Inc.	(Cost $3,070,385)	2,705,116

	Retailing (12.1%)
	47,761	Advance Auto Parts, Inc.		9,976,795
	14,500	Amazon.com, Inc. (a)		47,633,080
	4,000	Booking Holdings Inc. (a)		9,495,480
	82,065	Expedia Group, Inc. (a)		13,450,454
	130,951	Target Corporation		29,957,660
	550,092	The TJX Companies, Inc.		36,295,070
			(Cost $48,537,677)	146,808,539
			(Cost $51,608,062)	149,513,655

Consumer Staples (11.7%)	Food, Beverage and Tobacco (6.0%)
	100,118	Danone (France)		6,848,127
	25,000	Diageo plc ADR (United Kingdom)		4,825,000
	325,000	Nestlé S.A. (Switzerland)		39,302,001
	140,000	PepsiCo, Inc.		21,057,400
			(Cost $23,203,048)	72,032,528
	Food and Staples Retailing (3.3%)
	60,000	Costco Wholesale Corporation		26,961,000
	95,140	Walmart Inc.		13,260,613
			(Cost $14,544,137)	40,221,613

	Household and Personal Products (2.4%)
	530,000	Unilever PLC (Netherlands/United Kingdom)	(Cost $15,024,215)	28,636,553
			(Cost $52,771,400)	140,890,694

Energy (3.5%)	644,230	Cameco Corporation (Canada)		13,999,118
	101,991	Chevron Corporation		10,346,987
	1,170,030	Energy Transfer LP		11,208,887
	3,830,440	Gulf Coast Ultra Deep Royalty Trust		91,164
	296,300	Halliburton Company		6,406,006
			(Cost $25,844,914)	42,052,162

Financials (16.3%)	Banks (2.4%)
	80,000	JPMorgan Chase & Co.		13,095,200
	110,000	M&T Bank Corporation		16,427,400
			(Cost $3,239,993)	29,522,600
	Diversified Financials (6.1%)
	110	Berkshire Hathaway Inc. - Class A (a)(b)		45,251,689
	31,549	Berkshire Hathaway Inc. - Class B (a)		8,610,984
	243,415	Nelnet, Inc.		19,288,205
			(Cost $9,498,918)	73,150,878

2

STATEMENT OF INVESTMENTS September 30, 2021 (Unaudited) - continued
General American Investors

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Financials (16.3%) (continued)	Insurance (7.8%)
	856,828	Arch Capital Group Ltd. (a) (Bermuda)		$32,713,693
	250,000	Axis Capital Holdings Limited (Bermuda)		11,510,000
	121,500	Everest Re Group, Ltd. (Bermuda)		30,469,770
	316,927	MetLife, Inc.		19,563,904
			(Cost $28,961,538)	94,257,367
			(Cost $41,700,449)	196,930,845

Health Care (7.7%)	Health Care Equipment and Services (0.6%)
	62,000	Abbott Laboratories	(Cost $5,079,301)	7,324,060

	Pharmaceuticals, Biotechnology and Life Sciences (7.1%)
	100,900	Gilead Sciences, Inc.		7,047,865
	350,804	Intra-Cellular Therapies, Inc. (a)		13,077,973
	255,191	Merck & Co., Inc.		19,167,396
	1,112,658	Paratek Pharmaceuticals, Inc. (a)		5,407,518
	345,808	Pfizer Inc.		14,873,202
	16,001	Regeneron Pharmaceuticals, Inc. (a)		9,683,485
	650,000	Valneva SE (a) (France)		10,209,696
	1,877,497	VBI Vaccines, Inc. (a) (Canada)		5,839,016
			(Cost $50,595,244)	85,306,151
			(Cost $55,674,545)	92,630,211

Industrials (9.3%)	Capital Goods (3.0%)
	146,131	Eaton Corporation plc (Ireland)		21,818,820
	175,000	Raytheon Technologies Corporation		15,043,000
			(Cost $17,272,799)	36,861,820
	Commercial and Professional Services (6.3%)
	159,085	Otis Worldwide Corporation		13,089,514
	524,895	Republic Services, Inc.		63,018,894
			(Cost $14,990,235)	76,108,408
			(Cost $32,263,034)	112,970,228

Information Technology (24.6%)	Semiconductors and Semiconductor Equipment (9.4%)
	333,364	AIXTRON SE (a) (Germany)		8,367,917
	131,652	Applied Materials, Inc.		16,947,562
	82,850	ASML Holding N.V. (Netherlands)		61,732,364
	30,000	Broadcom Inc.		14,547,900
	68,009	Universal Display Corporation		11,626,819
			(Cost $29,910,502)	113,222,562
	Software and Services (8.8%)
	112,653	Akamai Technologies, Inc. (a)		11,782,377
	137,500	Fiserv, Inc. (a)		14,918,750
	235,000	Microsoft Corporation		66,251,200
	32,829	salesforce.com, inc. (a)		8,903,881
	11,000	Tyler Technologies, Inc. (a)		5,045,150
			(Cost $44,376,464)	106,901,358
	Technology, Hardware and Equipment (6.4%)
	348,000	Apple Inc.		49,242,000
	525,000	Cisco Systems, Inc.		28,575,750
			(Cost $10,176,168)	77,817,750
			(Cost $84,463,134)	297,941,670

3

STATEMENT OF INVESTMENTS September 30, 2021 (Unaudited) - continued
General American Investors

(see notes to unaudited financial statements)

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Materials (3.0%)	167,554	Agnico Eagle Mines Limited (Canada)		$8,687,675
	380,300	Barrick Gold Corporation (Canada)		6,864,415
	669,669	Cleveland-Cliffs Inc. (a)		13,266,143
	37,652	Rogers Corporation (a)		7,021,345
			(Cost $31,837,285)	35,839,578

Miscellaneous (1.9%)2,052,728		Other (c)	(Cost $24,398,514)	23,094,596

		TOTAL COMMON STOCKS (104.1%)	(Cost $488,994,970)	1,259,361,844

	Rights	RIGHTS (a)
Pharmaceuticals, Biotechnology and Life Sciences (0.0%)	1,415,824	Elanco Animal Health Incorporated/ December 31, 2021/$0.25	(Cost $35,646)	—

		OPTIONS (a)
Call	Contracts (100 shares each)	Company/Expiration Date/ Exercise Price/Notional
Materials (0.0%)	2,000	Vale S.A. /January 21, 2022/$15/$3,000,000		150,000
	1,000	Vale S.A. /March 18, 2022/$15/$1,500,000		95,000
			(Cost $319,400)	245,000

Put
Semiconductors and Semiconductor Equipment (0.1%)	175	ASML Holding N.V./October 15, 2021/$830/$14,525,000	(Cost $371,435)	1,464,750

		TOTAL OPTIONS (0.1%)	(Cost $690,835)	1,709,750

	Shares	SHORT-TERM SECURITY AND OTHER ASSETS
	152,786,680	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (d) (12.6%)	(Cost $152,786,680)	152,786,680

TOTAL INVESTMENTS (e) (116.8%)			(Cost $642,508,131)	1,413,858,274
Liabilities in excess of other assets (-1.1%)				(13,505,603)
				1,400,352,671
PREFERRED STOCK (-15.7%)				(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)				$1,210,235,496

ADR - American Depository Receipt

(a)Non-income producing security.

(b)50 shares of 110 total shares held as collateral for options written.

(c)Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d)7-day yield.

(e)At September 30, 2021, the cost of investments and derivatives for Federal income tax purposes was $643,019,305; aggregate gross unrealized appreciation was $784,048,162; aggregate gross unrealized depreciation was $12,917,328; and net unrealized appreciation was $771,130,834.

STATEMENT OF OPTIONS WRITTEN September 30, 2021 (Unaudited)
Call	Contracts (100 shares each)	Company/Expiration Date/ Exercise Price/Notional	Premiums Received*	Value (Note 1a)
Semiconductors and Semiconductor Equipment (0.0%)	200	ASML Holding N.V./October 15, 2021/$900/$18,000,000	$311,865	$20,000

* The maximum cash outlay if all options are exercised is $18,000,000.

4

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

1. Significant Accounting Policies and Other Matters – General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) pursuant to the requirements for reporting; Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), and Regulation S-X.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, expenses, and gains and losses during the reported period. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ, and these differences could be material.

a. Security Valuation Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to determine current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b. Options The Company may purchase and write (sell) put and call options. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain equity market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a written put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for option activity.

c. Security Transactions and Investment Income Security transactions are recorded as of the trade date. Realized gains and losses are determined on the specific identification method. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of short-term investments represent amortized cost.

d. Foreign Currency Translation and Transactions Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

5

NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

1. Significant Accounting Policies and Other Matters – (Continued from bottom of previous page.)

Realized foreign exchange gains or losses may also arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses may also arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

e. Dividends and Distributions The Company expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually to common shareholders and quarterly to preferred shareholders. Dividends and distributions to common and preferred shareholders, which are determined in accordance with Federal income tax regulations are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital as they arise.

f. Federal Income Taxes The Company’s policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Company’s tax positions taken or expected to be taken on Federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Company’s financial statements.

g. Contingent Liabilities Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of a matter that are reasonably estimable and, if so, they are included in the accrual.

h. Indemnifications In the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these indemnification provisions and expects any future risk of loss thereunder to be remote.

i. Coronavirus Pandemic The Coronavirus (COVID-19) pandemic has caused significant humanitarian and economic disruption both nationally and internationally. For the most part, governments worldwide have responded with significant fiscal and monetary stimulus to offset the decline in commercial activity. Improved treatments have been administered to those infected and multiple vaccines have been developed and are being broadly administered with the goal of reducing the impact of the virus. The Company adopted a telecommuting work mode in response, but otherwise continues to operate without adverse impact.

2. Fair Value Measurements – Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, etc.), and

Level 3 - significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2021:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,259,361,844	—	—	$1,259,361,844
Rights	—	—	—	—
Purchased options	1,709,750	—	—	1,709,750
Money market fund	152,786,680	—	—	152,786,680
Total	$1,413,858,274	—	—	$1,413,858,274

Liabilities
Options written	$20,000	—	—	$20,000

No transfers among levels occurred during the nine months ended September 30, 2021.